Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Canadian	$ 127	$ 140
Foreign	559	578
Current income tax, Total	686	718
Canadian	16	14
Foreign	4	(21)
Deferred income tax, Total	20	(7)
Income tax provision, Total	$ 706	$ 711